COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in August 2026. In addition, the Company leases motor vehicles under non-cancelable operating leases for, generally, 3 years. Future minimum commitments under these leases as of December 31, 2018, are as follows:

Year ended December 31,	Operating Leases

2019	$1,622
2020	1,521
2021	736
2022 and after	2,518

$6,397

b.	Rent expenses under facilities operating leases for the years ended December 31, 2018, 2017 and 2016 were $2,019, $1,674 and $1,641, respectively.

Motor vehicles lease expenses for the years ended December 31, 2018, 2017 and 2016 were $228, $207 and $268, respectively.